Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Disclosure of Income Tax and Deferred Taxes Explanatory

			Group
	2021	2020(1)	2019(1)
	£m	£m	£m
Current tax:
UK corporation tax on profit for the year	400	92	244
Adjustments in respect of prior years	(30)	(27)	(30)
Total current tax	370	65	214
Deferred tax:
Charge for the year	101	35	51
Adjustments in respect of prior years	14	1	(4)
Total deferred tax	115	36	47
Tax on profit from continuing operations	485	101	261
(1)Adjusted to reflect the presentation of discontinued operations as set out in Note 43.

Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate
The Santander UK group’s effective tax rate for 2021 was 26.1% (2020: 19.9%, 2019(1): 27.8%). The tax on profit before tax differs from the theoretical amount that would arise using the basic corporation tax rate as follows:

			Group
	31 December 2021	2020(1)	2019(1)
	£m	£m	£m
Profit from continuing operations before tax	1,858	508	940
Tax calculated at a tax rate of 19% (2020: 19%, 2019: 19%)	353	97	179
Bank surcharge on profits	106	23	60
Non-deductible preference dividends paid	9	8	8
Non-deductible UK Bank Levy	14	20	24
Non-deductible conduct remediation, fines and penalties	6	(4)	44
Other non-deductible costs and non-taxable income	33	23	29
Effect of change in tax rate on deferred tax provision	8	6	(10)
Tax relief on dividends in respect of other equity instruments	(40)	(40)	(39)
Adjustment to prior year provisions	(4)	(32)	(34)
Tax on profit from continuing operations	485	101	261
(1)Adjusted to reflect the presentation of discontinued operations as set out in Note 43.

Disclosure of Movement in Current Tax Assets and Liabilities
Movements in current tax assets and liabilities during the year were as follows:

		Group
	2021	2020
	£m	£m
Assets	271	186
Liabilities	—	—
At 1 January	271	186
Income statement charge (including discontinued operations)	(382)	(78)
Other comprehensive income credit	33	1
Corporate income tax paid	418	161
Other movements	11	1
	351	271
Assets	351	271
Liabilities	—	—
At 31 December	351	271

Schedule of Deferred Taxes
The table below shows the deferred tax assets and liabilities including the movement in the deferred tax account during the year. Deferred tax balances are presented in the balance sheet after offsetting assets and liabilities where the Santander UK group has the legal right to offset and intends to settle on a net basis.

							Group
	Fair value of financial instruments	Pension remeasurement	Cash flow hedges	Fair value reserve	Tax losses carried forward	Accelerated tax depreciation	Other temporary differences	Total
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2021	(65)	(27)	(100)	(10)	15	39	41	(107)
Income statement (charge)/credit	(58)	(67)	—	(1)	(7)	39	(21)	(115)
Transfers/reclassifications	—	5	(16)	1	—	(10)	(19)	(39)
Credited/(charged) to other comprehensive income	—	(419)	109	(2)	—	—	—	(312)
At 31 December 2021	(123)	(508)	(7)	(12)	8	68	1	(573)

At 1 January 2020	(52)	(98)	(58)	(8)	13	18	40	(145)
Income statement (charge)/credit	(13)	(62)	—	—	2	21	16	(36)
Transfers/reclassifications	—	—	12	—	—	—	(15)	(3)
Credited/(charged) to other comprehensive income	—	133	(54)	(2)	—	—	—	77
At 31 December 2020	(65)	(27)	(100)	(10)	15	39	41	(107)